Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land and assets under construction are not depreciated. Land is considered to have an indefinite useful life and therefore is not subject to depreciation. Assets under construction are carried at cost and are not depreciated until they are available for use.
When an asset under construction is ready for its intended use, it is transferred to the appropriate category of property, plant and equipment, after which depreciation begins.
All other items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10
Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale.
Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount.
Useful lives and residual amounts are reviewed annually and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such an indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The transition to a low-carbon economy may impact the carrying value and remaining useful lives of the Group’s property, plant and equipment. The Group continues to invest in more efficient, cleaner and more technologically advanced assets, however, the significant majority of the Group’s assets currently in operation are likely to be substantially depreciated ahead of our Net Zero 2040 target, as set out in our Strategic Report.
In addition, the Group continuously monitors the latest developments in government legislation in relation to climate-related risks. Currently, no legislation has been passed that will materially impact the carrying value and remaining useful lives of the Group.
The Group leases land, office and warehouse property, computer hardware, machinery and equipment, and vehicles under non-cancellable lease agreements, most of which expire at various dates through to 2030. The Group includes right of use assets within property, plant and equipment. Right of use assets are initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. All low value leases with total minimum lease payments under €5,000 and leases with a term less than 12 months are expensed on a straight-line basis.
Extension and termination options are included in a number of property and equipment leases across the Group and are used to maximise operational flexibility in terms of managing contracts. Extension options (or periods after termination options) are only included in the lease term if the Group has an enforceable right to extend or terminate the lease and is reasonably certain to do so.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2023	657	2,586	3,886	1,161	349	195	389	9,223
Acquisition of CCBPI	464	117	446	7	5	2	43	1,084
Additions	62	65	228	96	102	12	349	914
Disposals	(1)	(23)	(187)	(145)	(76)	(43)	—	(475)
Transfers to assets held for sale	(16)	(12)	—	—	—	—	—	(28)
Transfers to investment property	(33)	—	—	—	—	—	—	(33)
Transfers and reclassifications	1	70	181	69	2	19	(337)	5
Currency translation adjustments	(5)	1	21	(11)	1	(1)	(2)	4
As at 31 December 2024	1,129	2,804	4,575	1,177	383	184	442	10,694
Additions	7	126	215	113	83	13	305	862
Disposals	—	(33)	(213)	(101)	(70)	(25)	—	(442)
Transfers to assets held for sale	(25)	(39)	(6)	—	—	—	—	(70)
Transfers to investment property	(9)	(3)	—	—	—	—	—	(12)
Transfers and reclassifications	1	96	242	32	3	10	(390)	(6)
Currency translation adjustments	(99)	(75)	(153)	(17)	(2)	(4)	(9)	(359)
As at 31 December 2025	1,004	2,876	4,660	1,204	397	178	348	10,667
Accumulated depreciation and impairment:
As at 31 December 2023	—	(952)	(1,844)	(791)	(167)	(125)	—	(3,879)
Depreciation expense	—	(149)	(396)	(111)	(69)	(26)	—	(751)
Disposals	—	22	180	140	71	42	—	455
Impairment(A)	—	(27)	(31)	(4)	—	(2)	(12)	(76)
Transfers to assets held for sale	—	6	—	—	—	—	—	6
Transfers and reclassifications	—	(1)	17	(14)	—	(2)	—	—
Currency translation adjustments	—	(4)	(17)	5	—	1	—	(15)
As at 31 December 2024	—	(1,105)	(2,091)	(775)	(165)	(112)	(12)	(4,260)
Depreciation expense	—	(149)	(403)	(117)	(77)	(25)	—	(771)
Disposals	—	28	211	99	60	25	—	423
Transfers to assets held for sale	—	16	4	—	—	—	—	20
Currency translation adjustments	—	20	46	6	1	3	—	76
As at 31 December 2025	—	(1,190)	(2,233)	(787)	(181)	(109)	(12)	(4,512)
Net book value:
As at 31 December 2023	657	1,634	2,042	370	182	70	389	5,344
As at 31 December 2024	1,129	1,699	2,484	402	218	72	430	6,434
As at 31 December 2025	1,004	1,686	2,427	417	216	69	336	6,155
(A) Amounts relate to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024.
Right of use assets
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2025	2024
	€ million	€ million
Buildings and improvements	415	405
Vehicle fleet	203	206
Machinery, equipment and containers	58	80
Total	676	691
Total additions to right of use assets during 2025 were €184 million (2024: €186 million).
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Buildings and improvements	70	66
Vehicle fleet	73	64
Machinery, equipment and containers	28	33
Furniture and office equipment	—	1
Total	171	164
During the years ended 31 December 2025 and 31 December 2024, the total expense relating to low value and short-term leases was €31 million and €29 million, respectively, which is primarily included in administrative expenses.
The Group does not have any residual value guarantees in relation to its leases.
As at 31 December 2025, the total value of lease extension and termination options included within right of use assets was €35 million (2024: €26 million).
The Group incurred variable lease expenses of €128 million in 2025 (2024: €129 million), primarily included in selling and distribution expenses. This amount mainly consists of the variable component of lease payments for product transportation services in Australia and New
Zealand, whereby these components are dependent on various factors such as the number of cases of product delivered, number of trips and pallets.